Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Jul. 06, 2015
Document Effective Date	Jul. 06, 2015
Prospectus Date	Jul. 06, 2015
Bridge Builder Core Plus Bond Fund | Bridge Builder Core Plus Bond Fund
Prospectus:
Trading Symbol	BBCPX
Bridge Builder International Equity Fund | Bridge Builder International Equity Fund
Prospectus:
Trading Symbol	BBIEX